Aegis Value Fund
Aegis Value Fund
The Fund’s Investment Objective
The Aegis Value Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge reductions on Class A share purchases if you and members of your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in “Description of Classes – Class A Shares – General” on page 12 of the Prospectus and in the section entitled “Purchase, Redemption and Pricing of Shares – Reduction or Waiver of Sales Charges” on page 28 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Aegis Value Fund - USD ($)	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases	none	3.75%
Maximum Deferred Sales Charge (Load)	none	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
[1]	The deferred sales charge applies to redemptions of shares that were purchased without imposition of the initial sales charges (i.e., purchases of $1 million or more) occurring within 2 years of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aegis Value Fund		Class I	Class A
Management Fees		1.20%	1.20%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.33%	0.25%
Total Annual Fund Operating Expenses		1.53%	1.70%
Fee Waiver and/or Expense Reimbursement and Management Fee Recoupment		0.03%	0.05%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement and Management Fee Recoupment	[1]	1.50%	1.75%
[1]	Aegis Financial Corporation (the "Advisor") has entered into a contractual expense limitation agreement with the Fund pursuant to which the Advisor has agreed to limit certain fees and/or reimburse certain of the Fund's expenses until April 30, 2019, in order to limit the Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses) of the Fund to 1.50% of the Class I shares' average daily net assets and 1.75% of the Class A shares' average daily net assets. Only the Board of Trustees may terminate the expense limitation agreement during its current term. The Advisor may be reimbursed by the Fund for amounts assumed by the Advisor pursuant to the expense limitation agreement, provided that such reimbursement does not cause the "Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement and Management Fee Recoupment" to exceed 1.50% (for Class I) or 1.75% (for Class A) and the repayment occurs within three years from the month in which the Advisor's waiver and/or reimbursement occurred. The expense limitation agreement may be extended by the parties for additional one-year terms. The Fund's Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement may be higher than the amount shown above to the extent the Fund incurs expenses excluded from the expense limitation agreement.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and the fee waiver remains in effect through its current term.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Aegis Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	153	480	831	1,821
Class A	546	895	1,268	2,312

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2017, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund invests primarily in common stocks that the Advisor believes are significantly undervalued relative to the market based on fundamental accounting measures including book value (assets less liabilities), revenues, or cash flow.  This strategy is commonly known as a “deep value” investment strategy.  The Fund may invest in securities issued by companies of any market capitalization, including small- and mid-capitalization companies.  The Fund considers a small-capitalization company to be a company with a market capitalization (the value of all outstanding stock) of less than $1 billion at the time of investment.  The Fund has no percentage allocation for investments in small- or mid-capitalization companies, and the Fund may invest up to 100% of its portfolio in the securities of these companies.  The Fund may also invest in the securities of foreign companies.  The Advisor may hold a significant portion of the Fund’s portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.

The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Principal Risks of Investing in the Fund
Securities held by the Fund will fluctuate in price. The value of your investment in the Fund will go up and down.  This means that you could lose money over short or extended periods of time.  Before investing in this Fund, you should carefully consider all risks of investing in the Fund, including investing in: securities in general, “deep value” securities, securities of smaller companies, securities of foreign companies and securities of companies within the same sector.  A summary of the principal risks of investing in the Fund is provided below.  Also, for additional information, please refer to the section of the Prospectus titled “Additional Information About the Investment Strategies and Risks of the Fund.”

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Equity Investment Risk.  To the extent the Fund invests in common stocks and other equity securities, it may be subject to the risks of changing economic, stock market, industry and company conditions. Equity security prices can fluctuate over a wide range in the shorter term or over extended periods of time.   In addition, the interests of equity holders are typically subordinated to the interests of creditors and other senior shareholders. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity.  During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices.  Certain securities may be difficult to value during such periods.

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Risks of Value-Oriented Investment Strategies.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

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Risks of Investing in Small- and Mid-Capitalization Companies. The Fund’s purchases of securities of small- and mid-capitalization companies bring specific risks.  Historically, these small- and mid-capitalization securities have been more volatile in price than larger company securities, especially in the shorter term.  Small- and mid-capitalization companies may not be well-known to the investing public and may not have significant institutional ownership or analyst coverage.  These and other factors may contribute to higher volatility in prices.

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Risks of Investing in Foreign Securities. To the extent the Fund holds foreign securities, whether or not such securities are denominated in U.S. dollars, the Fund will be subject to special risks.  These risks will include greater volatility, investments that are less liquid than similar U.S. securities, and adverse political or economic developments resulting from political, international or military crises.  The value of the Fund’s investments in securities of foreign issuers, measured in U.S. dollars, will increase or decrease as a result of changes in currency exchange rates.

•	Risks of Investing in a Managed Fund. The investment decisions of the Advisor may cause the Fund to underperform other investments or benchmark indices.

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Risks of Investing in a Particular Sector. Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such businesses comprised a lesser portion of the Fund’s portfolio.

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance
The Fund is the successor to the investment performance of the Aegis Value Fund, Inc. (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on February 28, 2014.  Accordingly, the performance information shown below for periods prior to February 28, 2014 is that of the Predecessor Fund.  The Fund has an investment objective and strategies that are substantially similar to the Predecessor Fund, which was also advised by the Advisor.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns for 1-year, 5-year and 10-years compare with those of a broad measure of market performance.  The bar chart shows the performance of the Class I shares only, since it is the class with the longest period of annual returns.  Class A shares commenced operations on February 26, 2014. The performance of the Class A shares will differ from the performance shown for the Class I shares because the Class A shares have different expenses than the Class I shares.

The past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained on the Fund’s website at www.aegisfunds.com or by calling 800-528-3780.

Annual Total Returns for the Year Ended December 31 – Class I

During the period shown on the bar chart, the Fund’s best and worst quarters were as follows:
Highest Quarterly Return	48.49%	(2nd Quarter 2009)
Lowest Quarterly Return	-47.87%	(4th Quarter 2008)

Average Annual Total Returns for the Period Ended December 31, 2017
Average Annual Returns - Aegis Value Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Class I	Class I: Return Before Taxes	17.37%		8.83%		8.26%
Class A	Class A: Return Before Taxes	12.76%	[1]		[1]		[1]	Feb. 26, 2014
After Taxes on Distributions | Class I	Class I: Return After Taxes on Distributions	17.37%		7.62%		7.51%
After Taxes on Distributions and Sale of Fund Shares | Class I	Class I: Return After Taxes on Distributions and Sale of Fund Shares	9.83%		6.66%		6.51%
Russell 2000® Value Index (index reflects no deduction for fees, expenses, or taxes)	Russell 2000® Value Index (index reflects no deduction for fees, expenses, or taxes)	7.84%		13.01%		8.17%
[1]	Class A commenced operations on February 26, 2014.

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). All Fund performance data assumes reinvestment of dividends and capital gain distributions.